Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Weighted average assumptions [Abstract]
Award life (weighted average) | yr	5.95
Expected dividends	0.00%
Share option award granted period	8 years
Other reserves within equity on consolidated statement | $	$ 366	$ 0
Expense for awards recognized | $	$ 366	$ 0	$ 0
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 15.00
Expected volatility	90.00%
Risk-free interest rate	0.97%
Top of Range [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 23.74
Expected volatility	95.00%
Risk-free interest rate	1.25%
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 18.45
Non-executive Directors [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 2.05